Leases - Summary of right of use assets (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	¥ 59,706	$ 9,150	¥ 42,611	¥ 42,000
Opening net book amount	43,182		42,611
Additions	34,801		15,355
Depreciation	(18,277)		(14,784)
Closing net book amount	59,706	$ 9,150	43,182
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	92,767		57,966
Opening net book amount	57,966		42,611
Closing net book amount	92,767		57,966
Accumulated impairment
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	(33,061)		(14,784)
Opening net book amount	(14,784)
Closing net book amount	(33,061)		(14,784)
Properties
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	59,692		43,150
Opening net book amount	43,150		42,561
Additions	34,801		15,355
Depreciation	(18,259)		(14,766)
Closing net book amount	59,692		43,150
Properties | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	92,717		57,916
Opening net book amount	57,916		42,561
Closing net book amount	92,717		57,916
Properties | Accumulated impairment
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	(33,025)		(14,766)
Opening net book amount	(14,766)
Closing net book amount	(33,025)		(14,766)
Office equipment
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	14		32
Opening net book amount	32		50
Additions	0		0
Depreciation	(18)		(18)
Closing net book amount	14		32
Office equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	50		50
Opening net book amount	50		50
Closing net book amount	50		50
Office equipment | Accumulated impairment
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	(36)		(18)
Opening net book amount	(18)
Closing net book amount	¥ (36)		¥ (18)